CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 170,726	¥ 1,113,988	¥ 135,544
Restricted cash	52,232	340,813	348,548
Shortterm bank deposits	75,599	493,282	287,652
Receivables from online payment platforms	132	862	9,545
Shortterm investments	225,801	1,473,349	40,000
Accounts and notes receivable	3,079	20,089	38,795
Inventories, net	50,440	329,123	219,311
Amounts due from related parties	3,219	21,006
Prepayments and other current assets	11,399	74,383	103,473
Total current assets	592,627	3,866,895	1,182,868
Noncurrent assets
Amounts due from related parties			72,789
Property, equipment and leasehold improvement, net	11,418	74,500	66,452
Intangible assets, net	826	5,393	5,399
Longterm investments	613	4,000	5,000
Deferred tax assets	920	6,000	104
Rightofuse assets, net	14,060	91,743	90,227
Other noncurrent assets	1,740	11,354	21,266
Total noncurrent assets	29,577	192,990	261,237
Total assets	622,204	4,059,885	1,444,105
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB499,021 and RMB1,459,438 as of December 31, 2019 and 2020, respectively)	223,721	1,459,782	499,021
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB18,410 and RMB320,434 as of December 31, 2019 and 2020, respectively)	49,109	320,434	18,410
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB41,491 and RMB179,558 as of December 31, 2019 and 2020, respectively)	27,518	179,558	42,318
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB2,778 and RMB363,460 as of December 31, 2019 and 2020, respectively)	55,731	363,644	2,783
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB25,632 and RMB116,919 as of December 31, 2019 and 2020, respectively)	17,920	116,929	25,633
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB292 and RMB 11,174 as of December 31, 2019 and 2020, respectively)	1,713	11,174	298
Lease liabilitiescurrent portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB31,439 and RMB45,073 as of December 31, 2019 and 2020, respectively)	6,908	45,073	31,439
Total current liabilities	382,620	2,496,594	619,902
Noncurrent liabilities
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB351,510 and nil as of December 31, 2019 and 2020, respectively)			646,011
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB10,574 and RMB5,210 as of December 31, 2019 and 2020, respectively)	798	5,210	10,574
Lease liabilitiesnoncurrent portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB61,338 and RMB49,448 as of December 31, 2019 and 2020, respectively)	7,578	49,448	61,338
Total noncurrent liabilities	8,376	54,658	717,923
Total liabilities	390,996	2,551,252	1,337,825
Commitments and contingencies (Note 22)
Shareholders' equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2019 and 2020, respectively; 1,436,815,570 and 1,436,815,570 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	14	94	94
Additional paidin capital	243,656	1,589,857	59,544
Statutory reserves	153	1,000	1,000
Retained earnings/(accumulated deficit)	(12,512)	(81,640)	46,461
Accumulated other comprehensive loss	(103)	(678)	(819)
Total shareholders' equity	231,208	1,508,633	106,280
Total liabilities and shareholders' equity	$ 622,204	¥ 4,059,885	¥ 1,444,105